INTANGIBLE ASSETS - Impairment Analysis (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020		Sep. 30, 2021	Sep. 30, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impairment loss recognised in profit or loss, goodwill				$ 0
Impairment loss recognised in profit or loss	$ 0	$ 790	[1]	5	$ 791	[1]
Impairment loss recognised in profit or loss, property, plant and equipment				$ 4	41
Russia
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impairment loss recognised in profit or loss, goodwill		723
Recoverable amount of asset or cash-generating unit		3,001			3,001
Kyrgyzstan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impairment loss recognised in profit or loss		64
Impairment loss recognised in profit or loss, property, plant and equipment		38
Impairment loss recognised in profit or loss, intangible assets and goodwill		8
Impairment loss recognised in profit or loss, other assets		18
Algeria
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Recoverable amount of asset or cash-generating unit		$ 1,433			$ 1,433

[1]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)